Other income, net - Schedule of Other income, net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Government subsidy income	$ 2,287	$ 2,061	$ 2,096
Net unrealized gains arising from long-term investments	794	10,907
Investment income			(307)
Impairment of long-term investments	(794)	(19,831)	(7,794)
Exchange gain/(loss), net	(2,948)	(402)	1,216
Settlement income		1,531	414
Value-added tax deduction	1,361	427
Others	880	(61)	1,061
Other income, net	4,737	5,861	2,810
Linktoken program [Member]
Gains from disposal of Linktoken program		6,630
Short-term Investments [Member]
Investment income	2,943	4,020	$ 5,817
Long-term Investments [Member]
Investment income	$ 214	$ 579